Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	$ 31,669	$ 24,712
Derivative Assets	148,581	140,557
Accrued Liabilities	(21,593)	(24,525)
Current Portion of Derivative Liabilities	(115,835)	(117,337)
Derivative Liabilities	(528,187)	(569,542)
Derivatives designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	441	1,551
Derivative Assets		28
Current Portion of Derivative Liabilities	(1)	(1,192)
Derivative Liabilities		(264)
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	2,506	2,592
Derivative Assets		3
Current Portion of Derivative Liabilities	(60)	(6,248)
Derivative Liabilities		(832)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	16,927	15,608
Derivative Assets	144,247	139,651
Accrued Liabilities	(22,312)	(24,750)
Current Portion of Derivative Liabilities	(115,774)	(109,897)
Derivative Liabilities	(525,225)	(568,446)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	11,795	1,576
Derivative Assets	4,334	875
Accrued Liabilities	719	225
Derivative Liabilities	(2,962)
Derivatives not designated as a cash flow hedge [Member] | Foinaven embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		$ 3,385